SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Galaxy Digital Holdings, LP
Significant Accounting Policies [Line Items]
Schedule Of Cumulative-effect Adjustment
The Company early adopted the provisions of ASU 2023-08 for the fiscal year beginning on January 1, 2023. The adoption was applied through a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption, in accordance with the transition requirements specified by the ASU. The adoption of ASU 2023-08 had the following impact on our financial statements:

(in thousands)	Balance at December 31, 2022	Cumulative adjustment	Balance at January 1, 2023
Digital intangible assets	362,383	4,742	367,125
Unit holder’s capital	1,416,194	4,742	1,420,936